Common shares (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' Equity
Common Shares
	For the years ended December 31,
	2022		2021
	# of shares	$ amount	# of shares	$ amount
As at the beginning of the year	65,250,710	$95,779,352	64,437,790	$95,327,123
Rights offering, net of issuance costs	2,149,180	216,062	-	-
Private placement, net of issuance costs	1,148,282	216,182	-	-
Employee Share Purchase Plan	188,633	89,127	304,550	173,023
Restricted Stock Units	212,304	122,925	208,370	114,604
SFD® Geothermal Right (Note 9)	-	-	300,000	164,602
As at the end of the year	68,949,109	96,423,648	65,250,710	95,779,352
For the year ended December 31,
	2020
	# of shares	$ amount
As at the beginning of the year	64,406,891	$95,313,064
Employee Share Purchase Plan	30,899	14,059
As at the end of the year	64,437,790	95,327,123